Capital Stock (Narrative) (Q3) (Details)					9 Months Ended	12 Months Ended
	Oct. 02, 2020 Item shares	Jul. 01, 2020 Item shares	Jan. 02, 2020 Item shares	Mar. 17, 2017 $ / shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Mar. 16, 2017 $ / shares
Capital Stock [Line Items]
Common stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized | shares					25,000,000	25,000,000	25,000,000
Rights Plan [Member]
Capital Stock [Line Items]
Number of preferred share purchase right for each outstanding share of its common stock to shareholder				$ 1
Common stock, Threshold for exercise of rights percentage				4.95%
Date declared						Mar. 17, 2017
Date to be paid						Mar. 27, 2017
Date of record						Mar. 16, 2017
Subsequent Event [Member]
Capital Stock [Line Items]
Number of directors | Item	3
Right [Member]
Capital Stock [Line Items]
Date declared					Mar. 17, 2017
Date to be paid					Mar. 27, 2017
Date of record					Mar. 16, 2017
Right [Member] | Rights Plan [Member]
Capital Stock [Line Items]
Number of preferred share purchase right for each outstanding share of its common stock to shareholder				$ 1
Directors, CFO And Interim CEO [Member]
Capital Stock [Line Items]
Common stock, New shares issued | shares		6,511
Number of directors | Item		3
Directors, CFO And Interim CEO [Member] | Subsequent Event [Member]
Capital Stock [Line Items]
Common stock, New shares issued | shares	4,367		7,436
Number of directors | Item			3
Series A Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued | shares					0	0	0
Preferred stock, shares authorized | shares					10,000	10,000	10,000
Dividends conversion ratio					0.001
Exercise price								$ 1.10
Series A Preferred Stock [Member] | Rights Plan [Member]
Capital Stock [Line Items]
Common stock, par value				$ 0.001
Preferred stock, shares issued | shares					0
Dividends conversion ratio						1
Exercise price								$ 1.10